Schedule of Investments (unaudited) June 30, 2019	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.5%
AMP Ltd.	161,176	$239,783
ASX Ltd.	11,340	655,488
Australia & New Zealand Banking Group Ltd.	149,577	2,961,081
Commonwealth Bank of Australia	91,335	5,305,729
Insurance Australia Group Ltd.	121,046	701,638
Macquarie Group Ltd.	16,552	1,456,451
Medibank Pvt Ltd.	148,894	364,657
National Australia Bank Ltd.	141,373	2,650,851
QBE Insurance Group Ltd.	69,371	575,897
Suncorp Group Ltd.	72,842	688,544
Westpac Banking Corp.	177,027	3,523,126

		19,123,245

Austria — 0.2%
Erste Group Bank AG	16,677	619,891

Belgium — 0.6%
Ageas	10,083	524,866
Groupe Bruxelles Lambert SA	5,232	514,074
KBC Group NV	17,520	1,150,021

		2,188,961

Brazil — 0.3%
Banco do Brasil SA, ADR	78,996	1,103,574

Canada — 7.4%
Bank of Montreal	33,040	2,501,103
Bank of Nova Scotia (The)	63,966	3,443,175
Brookfield Asset Management Inc., Class A	44,908	2,153,041
Canadian Imperial Bank of Commerce	22,549	1,777,001
Manulife Financial Corp.	101,043	1,840,309
National Bank of Canada	19,075	908,097
Power Corp. of Canada	17,767	383,552
Royal Bank of Canada	75,246	5,992,616
Sun Life Financial Inc.	31,065	1,289,195
Toronto-Dominion Bank (The)	96,029	5,623,217

		25,911,306

Chile — 0.2%
Banco de Chile, ADR	10,554	313,348
Banco Santander Chile, ADR	10,158	303,928

		617,276

China — 4.2%
Bank of China Ltd., Class H	3,819,000	1,613,145
China Construction Bank Corp., Class H	5,559,720	4,789,365
China Life Insurance Co. Ltd., Class H	437,000	1,076,209
China Merchants Bank Co. Ltd., Class H	218,000	1,086,861
Industrial & Commercial Bank of China Ltd., Class H	4,033,000	2,942,477
Ping An Insurance Group Co. of China Ltd., Class H	275,000	3,301,760

		14,809,817

Colombia — 0.1%
Bancolombia SA, ADR	6,651	339,467

Denmark — 0.2%
Danske Bank A/S	36,127	571,891

Finland — 0.7%
Nordea Bank Abp	160,491	1,166,207
Sampo OYJ, Class A	25,213	1,191,572

		2,357,779

Security	Shares	Value

France — 2.2%
AXA SA	101,148	$2,660,829
BNP Paribas SA	59,405	2,825,420
Credit Agricole SA	62,499	750,529
SCOR SE	8,171	358,806
Societe Generale SA	39,131	990,176

		7,585,760

Germany — 2.9%
Allianz SE, Registered	22,019	5,315,952
Commerzbank AG	52,320	376,499
Deutsche Bank AG, Registered	98,550	760,911
Deutsche Boerse AG	10,146	1,437,351
Hannover Rueck SE	3,316	536,985
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	7,218	1,814,123

		10,241,821

Hong Kong — 2.8%
AIA Group Ltd.	632,200	6,817,645
Hang Seng Bank Ltd.	43,600	1,085,466
Hong Kong Exchanges & Clearing Ltd.	58,900	2,079,311

		9,982,422

Ireland — 0.1%
Bank of Ireland Group PLC	48,729	255,044
Irish Bank Resolution Corp. Ltd.(a)(b)	47,975	1

		255,045

Italy — 1.3%
Assicurazioni Generali SpA	62,784	1,184,014
Intesa Sanpaolo SpA	810,510	1,737,103
Mediobanca Banca di Credito Finanziario SpA	30,285	312,673
UniCredit SpA	107,583	1,326,354

		4,560,144

Japan — 4.7%
Dai-ichi Life Holdings Inc.	54,600	823,510
Daiwa Securities Group Inc.	87,300	382,535
Japan Exchange Group Inc.	32,700	519,606
Mitsubishi UFJ Financial Group Inc.	654,000	3,107,927
Mizuho Financial Group Inc.	1,253,500	1,816,144
MS&AD Insurance Group Holdings Inc.	26,500	841,192
Nomura Holdings Inc.	163,500	575,756
ORIX Corp.	66,300	989,516
Resona Holdings Inc.	109,000	453,846
Sompo Holdings Inc.	22,400	865,105
Sumitomo Mitsui Financial Group Inc.	76,300	2,695,357
Sumitomo Mitsui Trust Holdings Inc.	21,827	791,315
T&D Holdings Inc.	32,700	354,953
Tokio Marine Holdings Inc.	41,300	2,069,600

		16,286,362

Malta — 0.0%
BGP Holdings PLC(a)(b)	608,993	7

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	160,749	931,779

Netherlands — 1.2%
ABN AMRO Bank NV, CVA(c)	21,606	462,942
Aegon NV	74,665	372,255
EXOR NV	5,345	374,952
ING Groep NV	201,674	2,341,679
NN Group NV	16,681	672,470

		4,224,298

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 0.3%
DNB ASA	51,121	$951,543

Peru — 0.2%
Credicorp Ltd.	3,709	849,027

Singapore — 1.4%
DBS Group Holdings Ltd.	98,100	1,882,313
Oversea-Chinese Banking Corp. Ltd.	209,800	1,767,782
United Overseas Bank Ltd.	74,000	1,429,188

		5,079,283

South Korea — 0.5%
KB Financial Group Inc., ADR(d)	21,213	837,489
Shinhan Financial Group Co. Ltd., ADR(d)	25,556	993,617

		1,831,106

Spain — 1.9%
Banco Bilbao Vizcaya Argentaria SA	334,748	1,874,415
Banco de Sabadell SA	285,689	296,387
Banco Santander SA	850,263	3,951,066
Bankia SA	74,347	175,937
CaixaBank SA	188,414	540,277

		6,838,082

Sweden — 1.2%
Industrivarden AB, Class A	7,904	180,430
Industrivarden AB, Class C	10,464	232,102
Investor AB, Class B	26,215	1,260,429
Kinnevik AB, Class B	13,210	343,840
Skandinaviska Enskilda Banken AB, Class A	80,769	747,955
Svenska Handelsbanken AB, Class A	76,845	760,979
Swedbank AB, Class A	47,744	717,586

		4,243,321

Switzerland — 3.1%
Baloise Holding AG, Registered	2,616	463,636
Credit Suisse Group AG, Registered	122,833	1,474,626
Julius Baer Group Ltd.	11,663	519,871
Partners Group Holding AG	981	771,720
Swiss Life Holding AG, Registered	1,785	885,726
Swiss Re AG	16,132	1,641,989
UBS Group AG, Registered	202,567	2,410,028
Zurich Insurance Group AG	7,739	2,697,934

		10,865,530

United Kingdom — 6.9%
3i Group PLC	51,332	727,452
Aviva PLC	204,048	1,081,617
Barclays PLC	821,316	1,565,843
Direct Line Insurance Group PLC	75,706	319,693
Hargreaves Lansdown PLC	13,189	322,116
HSBC Holdings PLC	1,052,723	8,801,151
Legal & General Group PLC	308,788	1,059,120
Lloyds Banking Group PLC	3,698,430	2,663,687
London Stock Exchange Group PLC	16,789	1,172,214
Prudential PLC	132,829	2,900,924
Royal Bank of Scotland Group PLC	231,606	647,893
RSA Insurance Group PLC	53,197	390,516
Schroders PLC	6,867	266,559
St. James’s Place PLC	28,551	398,979
Standard Chartered PLC	143,225	1,301,861
Standard Life Aberdeen PLC	127,294	477,273

		24,096,898

Security	Shares	Value

United States — 47.5%
Affiliated Managers Group Inc.	3,035	$279,645
Aflac Inc.	37,715	2,067,159
Allstate Corp. (The)	17,440	1,773,474
American Express Co.	35,316	4,359,407
American International Group Inc.	44,908	2,392,698
Ameriprise Financial Inc.	6,976	1,012,636
Aon PLC	12,208	2,355,900
Arthur J Gallagher & Co.	9,703	849,886
Assurant Inc.	3,213	341,799
Bank of America Corp.	458,771	13,304,359
Bank of New York Mellon Corp. (The)	45,018	1,987,545
BB&T Corp.	38,586	1,895,730
Berkshire Hathaway Inc., Class B(b)	100,734	21,473,467
BlackRock Inc.(e)	6,266	2,940,634
Capital One Financial Corp.	23,283	2,112,699
Cboe Global Markets Inc.	6,104	632,558
Charles Schwab Corp. (The)	61,368	2,466,380
Chubb Ltd.	23,707	3,491,804
Cincinnati Financial Corp.	7,739	802,302
Citigroup Inc.	119,682	8,381,330
Citizens Financial Group Inc.	23,871	844,079
CME Group Inc.	18,536	3,598,023
Comerica Inc.	7,903	574,074
Discover Financial Services	16,677	1,293,968
E*TRADE Financial Corp.	12,981	578,953
Everest Re Group Ltd.	2,180	538,852
Fifth Third Bancorp.	38,618	1,077,442
First Republic Bank/CA(d)	8,339	814,303
Franklin Resources Inc.	15,920	554,016
Goldman Sachs Group Inc. (The)	17,662	3,613,645
Hartford Financial Services Group Inc. (The)	18,969	1,056,953
Huntington Bancshares Inc./OH	53,975	745,934
Intercontinental Exchange Inc.	29,103	2,501,112
Invesco Ltd.	20,763	424,811
Jefferies Financial Group Inc.	15,584	299,680
JPMorgan Chase & Co.	168,061	18,789,220
KeyCorp.	52,102	924,810
Lincoln National Corp.	10,137	653,330
Loews Corp.	14,497	792,551
M&T Bank Corp.	7,023	1,194,402
MarketAxess Holdings Inc.	1,951	627,090
Marsh & McLennan Companies Inc.	25,943	2,587,814
MetLife Inc.	48,941	2,430,899
Moody’s Corp.	8,506	1,661,307
Morgan Stanley	66,679	2,921,207
MSCI Inc.	4,295	1,025,603
Nasdaq Inc.	6,433	618,662
Northern Trust Corp.	11,571	1,041,390
People’s United Financial Inc.	21,691	363,975
PNC Financial Services Group Inc. (The)	23,547	3,232,532
Principal Financial Group Inc.	13,516	782,847
Progressive Corp. (The)	29,943	2,393,344
Prudential Financial Inc.	20,397	2,060,097
Raymond James Financial Inc.	6,758	571,389
Regions Financial Corp.	51,666	771,890
S&P Global Inc.	12,862	2,929,835
State Street Corp.	19,604	1,099,000
SunTrust Banks Inc.	22,781	1,431,786
SVB Financial Group(b)	2,725	612,008
Synchrony Financial	32,589	1,129,861

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
T Rowe Price Group Inc.	12,426	$1,363,256
Torchmark Corp.	5,017	448,821
Travelers Companies Inc. (The)	13,298	1,988,317
U.S. Bancorp	77,717	4,072,371
Unum Group	11,010	369,386
Wells Fargo & Co.	209,923	9,933,556
Willis Towers Watson PLC	6,649	1,273,549
Zions Bancorp. N.A	9,047	415,981

		165,949,343

Total Common Stocks — 97.9% (Cost: $381,956,470)		342,414,978

Preferred Stocks

Brazil — 1.6%
Banco Bradesco SA, Preference Shares, ADR, NVS	266,055	2,612,660
Itau Unibanco Holding SA, Preference Shares, ADR, NVS	310,702	2,926,813

		5,539,473

Total Preferred Stocks — 1.6% (Cost: $4,869,259)		5,539,473

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(e)(f)(g)	1,517,986	1,518,745

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(e)(f)	523,110	$523,110

		2,041,855

Total Short-Term Investments — 0.6% (Cost: $2,041,470)		2,041,855

Total Investments in Securities — 100.1% (Cost: $388,867,199)		349,996,306

Other Assets, Less Liabilities — (0.1)%		(386,072)

Net Assets — 100.0%		$349,610,234

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,208,275	309,711	(a)	—	1,517,986	$1,518,745	$11,451	(b)	$(311)	$156
BlackRock Cash Funds: Treasury, SL Agency Shares	376,158	146,952	(a)	—	523,110	523,110	3,198		—	—
BlackRock Inc.	6,380	227		(341)	6,266	2,940,634	21,803		(1,205)	264,471

						$4,982,489	$36,452		$(1,516)	$264,627

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Financials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$342,414,970	$—	$8	$342,414,978
Preferred Stocks	5,539,473	—	—	5,539,473
Money Market Funds	2,041,855	—	—	2,041,855

	$349,996,298	$—	$8	$349,996,306

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

4